Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of fair value of derivative financial instruments (Detail) - PEN (S/)
S/ in Thousands
12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Assets	[1]	S/ 203,082	S/ 314,539
Liabilities	[1]	283,882	413,797
Notional amount	[1]	11,729,795	15,999,665
Notional amount		2,579,164	2,357,967
Effective part recognized in other comprehensive income during the year		(54,140)	81,986
Assets		312,718	478,822
Liabilities		13,156
Derivative financial assets		515,800	793,361
Derivative financial liabilities		297,038	413,797
Notional amount		14,308,959	18,357,632
Cross currency swaps Due Jan 2023 [Member]
Disclosure of financial assets [line items]
Assets	[1]	0	0
Liabilities	[1]	75,489	92,299
Notional amount	[1]	S/ 224,485	S/ 234,667
Maturity	[1]	January 2023	January 2023
Notional amount		S/ 1,681,974
Effective part recognized in other comprehensive income during the year		S/ (20,199)
Maturity		January 2023
Hedged instruments		Corporate bonds
Caption of the consolidated statements of financial position where the hedged item has been recognized		Bonds, notes and obligations outstanding
Assets		S/ 237,438
Foreign Currency Options [Member]
Disclosure of financial assets [line items]
Assets	[1]	99	S/ 0
Liabilities	[1]	463	6
Notional amount	[1]	S/ 80,151	S/ 1,816
Maturity	[1]	Between January 2023 and December 2023	Between January 2022 and June 2022
Cross Currency Swaps Due Jan 2023 [Member]
Disclosure of financial assets [line items]
Notional amount			S/ 1,758,267
Effective part recognized in other comprehensive income during the year			S/ 37,251
Maturity			January 2023
Hedged instruments			Corporate bonds
Caption of the consolidated statements of financial position where the hedged item has been recognized			Bonds, notes and obligations outstanding
Assets			S/ 343,535
Cross Currency Swaps Due Oct 27 [Member]
Disclosure of financial assets [line items]
Notional amount			599,700
Effective part recognized in other comprehensive income during the year			S/ 44,735
Maturity			October 2027
Hedged instruments			Senior bond
Caption of the consolidated statements of financial position where the hedged item has been recognized			Bonds, notes and obligations outstanding
Assets			S/ 135,287
Forward Exchange Contracts Due Between January 2022 And December 2022 [Member]
Disclosure of financial assets [line items]
Assets	[1]		53,421
Liabilities	[1]		128,250
Notional amount	[1]		S/ 8,631,830
Maturity	[1]		Between January 2022 and December 2022
Interest Rate Swaps Due Between January 2022 And June 2036 [Member]
Disclosure of financial assets [line items]
Assets	[1]		S/ 40,139
Liabilities	[1]		30,325
Notional amount	[1]		S/ 2,969,027
Maturity	[1]		Between January 2022 and June 2036
Currency Swaps Due Between January 2022 And April2028 [Member]
Disclosure of financial assets [line items]
Assets	[1]		S/ 220,979
Liabilities	[1]		162,917
Notional amount	[1]		S/ 4,162,325
Maturity	[1]		Between January 2022 and April 2028
Forward Exchange Contracts Due Between January 2023 And December 2023 [Member]
Disclosure of financial assets [line items]
Assets	[1]	S/ 58,201
Liabilities	[1]	27,556
Notional amount	[1]	S/ 6,328,060
Maturity	[1]	Between January 2023 and December 2023
Currency Swaps Due Between January 2023 and March 2029 [Member]
Disclosure of financial assets [line items]
Assets	[1]	S/ 77,045
Liabilities	[1]	141,823
Notional amount	[1]	S/ 2,672,533
Maturity	[1]	Between January 2023 and March 2029
Interest Rate Swaps Due Between January 2023 And June 2036 [Member]
Disclosure of financial assets [line items]
Assets	[1]	S/ 67,737
Liabilities	[1]	38,551
Notional amount	[1]	S/ 2,424,566
Maturity	[1]	Between January 2023 and June 2036
Cross Currency Swaps Due Oct 2027 One [Member]
Disclosure of financial assets [line items]
Notional amount		S/ 573,000
Effective part recognized in other comprehensive income during the year		S/ (33,565)
Maturity		October 2027
Hedged instruments		Senior bond
Caption of the consolidated statements of financial position where the hedged item has been recognized		Bonds, notes and obligations outstanding
Assets		S/ 75,280
Cross Currency Swaps Due Aug 2024 One [Member]
Disclosure of financial assets [line items]
Notional amount		114,420
Effective part recognized in other comprehensive income during the year		S/ 360
Maturity		August 2024
Hedged instruments		Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents
Liabilities		S/ 3,916
Cross Currency Swaps Due Oct 2024 One [Member]
Disclosure of financial assets [line items]
Notional amount		114,420
Effective part recognized in other comprehensive income during the year		S/ (355)
Maturity		October 2024
Hedged instruments		Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents
Liabilities		S/ 6,295
Cross Currency Swaps Due Jan 2025 One [Member]
Disclosure of financial assets [line items]
Notional amount		57,210
Effective part recognized in other comprehensive income during the year		S/ (225)
Maturity		January 2025
Hedged instruments		Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents
Liabilities		S/ 931
Cross Currency Swaps Due Nov 2024 One [Member]
Disclosure of financial assets [line items]
Notional amount		38,140
Effective part recognized in other comprehensive income during the year		S/ (156)
Maturity		November 2024
Hedged instruments		Due to banks
Caption of the consolidated statements of financial position where the hedged item has been recognized		Due to banks and correspondents
Liabilities		S/ 2,014

[1]	During the years 2022, 2021 and 2020, the Group recognized losses for S/4,523,000, S/60,275,000 and S/39,207,000, respectively, for valuation of derivative financial instruments held for trading, which were recorded in the caption “Net (loss) gain from financial assets at fair value through profit or loss” in the consolidated statement of income.